Not FDIC Insured May Lose Value No Bank Guarantee
TLEMF-Q1PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Fund 2
Notes to Schedule of Investments 6

Templeton Emerging Markets Fund
Schedule of Investments (unaudited), November 30, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 90.4%
Brazil 2.5%
a
Hypera SA ..................... Pharmaceuticals 136,038 $ 934,026
TOTVS SA ..................... Software 135,558 917,781
Vale SA ........................ Metals & Mining 231,595 3,476,314
5,328,121
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 743,786 358,836
Chile 0.9%
Banco Santander Chile , ADR ....... Banks 103,137 2,018,391
China 23.3%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 940,944 8,746,911
a
Alibaba Group Holding Ltd. , ADR .... Broadline Retail 4,330 324,230
b
BAIC Motor Corp. Ltd. , H , 144A , Reg S Automobiles 360,000 109,261
a
Baidu, Inc. , A .................... Interactive Media & Services 219,540 3,257,946
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 190,243 574,248
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 3,882,943 2,084,360
c
Chervon Holdings Ltd. ............. Household Durables 118,628 265,781
China Merchants Bank Co. Ltd. , H .... Banks 866,377 3,023,826
c
China Resources Cement Holdings Ltd. Construction Materials 2,723,222 627,131
China Resources Land Ltd. ......... Real Estate Management & Development 121,662 445,451
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 870,604 584,735
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 48,458 1,146,516
b,c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 732,186 303,885
Guangzhou Tinci Materials Technology
Co. Ltd. , A .................... Chemicals 721,896 2,447,240
Haier Smart Home Co. Ltd. , D ....... Household Durables 710,943 879,571
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 556,887 776,889
JD.com, Inc. , A .................. Broadline Retail 11,101 151,427
a,b
Meituan Dianping , B , 144A , Reg S ... Hotels, Restaurants & Leisure 106,481 1,232,741
NetEase, Inc. ................... Entertainment 68,590 1,547,358
Ping An Bank Co. Ltd. , A ........... Banks 752,652 1,020,952
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 441,337 2,024,362
Prosus NV ..................... Broadline Retail 191,737 6,339,042
Tencent Holdings Ltd. ............. Interactive Media & Services 159,807 6,657,767
a
Tencent Music Entertainment Group ,
ADR ........................ Entertainment 106,963 910,255
Uni-President China Holdings Ltd. .... Food Products 2,153,926 1,377,734
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 269,612 307,513
a,b
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 423,738 2,352,750
49,519,882
Hong Kong 2.0%
Techtronic Industries Co. Ltd. ....... Machinery 422,602 4,293,819
Hungary 1.2%
Richter Gedeon Nyrt. ............. Pharmaceuticals 99,365 2,503,972
India 12.4%
ACC Ltd. ....................... Construction Materials 53,985 1,215,639
Bajaj Holdings & Investment Ltd. ..... Financial Services 18,318 1,616,744

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Federal Bank Ltd. ................ Banks 896,458 $ 1,585,732
HDFC Bank Ltd. ................. Banks 210,497 3,946,779
Hindalco Industries Ltd. ............ Metals & Mining 114,555 710,520
ICICI Bank Ltd. .................. Banks 990,441 11,062,402
Infosys Ltd. ..................... IT Services 157,195 2,747,977
a
One 97 Communications Ltd. ....... Financial Services 179,316 1,888,015
a
PB Fintech Ltd. .................. Insurance 50,392 504,224
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 833,195 1,187,112
26,465,144
Indonesia 0.7%
Astra International Tbk. PT ......... Industrial Conglomerates 4,418,882 1,539,706
Italy 0.5%
a,b
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 41,863 996,637
Mexico 2.2%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 456,986 4,250,880
a,b
Nemak SAB de CV , 144A , Reg S .... Automobile Components 1,497,103 327,651
4,578,531
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 46,998 899,542
Philippines 0.3%
BDO Unibank, Inc. ............... Banks 258,301 622,066
Russia 0.0%
d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 86,387 —
d
Sberbank of Russia PJSC .......... Banks 1,014,728 —
—
South Africa 0.7%
Netcare Ltd. .................... Health Care Providers & Services 2,056,427 1,507,575
South Korea 20.4%
Doosan Bobcat, Inc. .............. Machinery 63,626 2,221,541
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 42,245 1,234,437
KT Skylife Co. Ltd. ............... Media 45,931 213,316
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 42,870 1,487,836
LG Chem Ltd. ................... Chemicals 1,441 553,117
LG Corp. ....................... Industrial Conglomerates 85,492 5,493,782
NAVER Corp. ................... Interactive Media & Services 44,723 7,132,780
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 224,652 12,568,639
Samsung Life Insurance Co. Ltd. ..... Insurance 105,964 5,683,714
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 11,792 4,260,227
Soulbrain Co. Ltd. ................ Chemicals 12,094 2,573,963
43,423,352
Taiwan 15.5%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 811,661 2,624,327
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 180,223 5,417,846
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,287,421 23,442,352

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 75,622 $ 1,447,113
32,931,638
Thailand 2.3%
Kasikornbank PCL ............... Banks 752,290 2,722,243
Kiatnakin Phatra Bank PCL ......... Banks 534,625 722,352
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,027,937 700,557
Thai Beverage PCL ............... Beverages 2,211,443 827,311
4,972,463
United Arab Emirates 0.5%
Emirates Central Cooling Systems Corp. Water Utilities 2,264,456 1,017,387
United Kingdom 1.1%
Unilever plc ..................... Personal Care Products 51,301 2,447,308
United States 3.3%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 47,587 3,349,173
Genpact Ltd. .................... Professional Services 105,617 3,586,753
6,935,926
Total Common Stocks (Cost $ 158,590,525 ) .....................................
192,360,296
a
Preferred Stocks 7.4%
Brazil 7.4%
Banco Bradesco SA , ADR .......... Banks 1,278,669 4,257,967
Itau Unibanco Holding SA , ADR ..... Banks 710,707 4,548,525
e
Petroleo Brasileiro SA , 16.18% ...... Oil, Gas & Consumable Fuels 939,436 6,856,807
15,663,299
Total Preferred Stocks (Cost $ 12,855,507 ) ......................................
15,663,299
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 38,214 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 171,446,032 ) ...............................
208,023,595
Short Term Investments 4.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.8%
United States 4.8%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 5.036% ......... 10,281,414 10,281,414
Total Money Market Funds (Cost $ 10,281,414 ) ..................................
10,281,414

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 5.036% ......... 25,391 $ 25,391
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 25,391 ) ....................................................................
25,391
a a a a a
Total Short Term Investments (Cost $ 10,306,805 ) ................................
10,306,805
a a a
Total Investments (Cost $ 181,752,837 ) 102 .6% ..................................
$218,330,400
Credit Facility ( 2 .4 ) % .........................................................
(5,000,000)
Other Assets, less Liabilities ( 0 .2 ) % ...........................................
(570,953)
Net Assets 100.0% ...........................................................
$212,759,447
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $5,322,925, representing 2.5% of net assets.
c
A portion or all of the security is on loan at November 30, 2023.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2023, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 5.036% $16,401,348 $6,275,010 $(12,394,944) $— $— $10,281,414 10,281,414 $135,081
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 5.036% $— $33,315 $(7,924) $— $— $25,391 25,391 $74
Total Affiliated Securities ... $16,401,348 $6,308,325 $(12,402,868) $— $— $10,306,805 $135,155
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 5,328,121 $ — $ — $ 5,328,121
Cambodia ............................ — 358,836 — 358,836
Chile ................................ 2,018,391 — — 2,018,391
China ............................... 3,526,353 45,993,529 — 49,519,882
Hong Kong ........................... — 4,293,819 — 4,293,819
Hungary ............................. 2,503,972 — — 2,503,972
India ................................ — 26,465,144 — 26,465,144
Indonesia ............................ — 1,539,706 — 1,539,706
Italy ................................. — 996,637 — 996,637
Mexico .............................. 4,578,531 — — 4,578,531
Peru ................................ 899,542 — — 899,542
Philippines ............................ — 622,066 — 622,066
Russia ............................... — — —
a
—
South Africa ........................... 1,507,575 — — 1,507,575
South Korea .......................... — 43,423,352 — 43,423,352
Taiwan ............................... — 32,931,638 — 32,931,638
Thailand ............................. — 4,972,463 — 4,972,463
United Arab Emirates .................... 1,017,387 — — 1,017,387
United Kingdom ........................ — 2,447,308 — 2,447,308
United States .......................... 6,935,926 — — 6,935,926
Preferred Stocks ........................ 15,663,299 — — 15,663,299
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 10,306,805 — — 10,306,805
Total Investments in Securities ........... $54,285,902 $164,044,498
c
$— $218,330,400
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at  November 30, 2023.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $164,044,498, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.